NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
Notes Payable
NOTES PAYABLE

NOTES PAYABLE

Notes payable consisted of the following:
	December 31, 2011	December 31, 2010
Notes payable to companies, unsecured, interest at 10%, due on demand.	232,000	12,000
Notes payable to an individual, unsecured, interest at 12%, due on demand.	—	15,000
Total notes payable	232,000	27,000
Less: current portion	(232,000)	(27,000)
Long-term notes payable	$—	$—
Maturities of notes payable are as follows:
Year Ending December 31,		Amount
2012		$232,000
Total		$232,000

Accrued interest on notes payable for the years ended December 31, 2011 and 2010 was $16,308 and $513, respectively.